Structured Entities - Unconsolidated Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Top of range [member]
Disclosure of unconsolidated structured entities [line items]
Asset-backed commercial paper issued	$ 2,600	$ 1,400
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Bank's maximum exposure to loss	5,468	5,360
Unconsolidated structured entities [member] | Bank Of Nova Scotia [Member]
Disclosure of unconsolidated structured entities [line items]
Bank's maximum exposure to loss	$ 1,700	$ 1,800